Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEQUOIA FUND INC
Entity Central Index Key	0000089043
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000033159 [Member]
Shareholder Report [Line Items]
Fund Name	Sequoia Fund, Inc.
Class Name	Sequoia Fund, Inc.
Trading Symbol	SEQUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sequoia Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sequoiafund.com/resources. You can also request this information by contacting us at 1-800-686-6884.
Additional Information Phone Number	1-800-686-6884
Additional Information Website	www.sequoiafund.com/resources
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sequoia Fund, Inc.	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 22.13% for the year ended December 31, 2025. Over the same period, the S&P 500 returned 17.88%. We were pleased to post another 20%+ year, especially in a year that was marked by large swings in the broader market. By focusing on investing in very high-quality companies, we expect the resulting portfolio to be resilient to market volatility. We were encouraged to see Sequoia hold up well through the tariff-related market swoon early in the year. As the market recovered over the remainder of the year, Sequoia’s lead over the S&P 500 narrowed but still ended the year ahead.
During 2025, we trimmed several existing investments due primarily to valuation, position size, and competing investment opportunities, rather than meaningful changes to the fundamentals of the businesses. We added modestly to our existing investment in Ashtead Group PLC. We exited Jacobs Solutions, Inc., an investment that we had already significantly reduced in prior years. Notable new positions added this past year included MSA Safety, Inc., Accenture PLC, and Align Technology, Inc.
Top five contributors to performance over the 12 months ended December 31, 2025 were Rolls-Royce, Alphabet, Taiwan Semiconductor Manufacturing, Eurofins Scientific, and Charles Schwab.
Top five detractors to performance over the 12 months ended December 31, 2025 were Constellation Software, UnitedHealth Group, Liberty Broadband, Icon PLC, and Credit Acceptance Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Fund Performance The following graph shows the performance of a hypothetical $10,000 investment in the Fund over the 10-year period ended December 31, 2025. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Return	1 Year	5 Years	10 Years
Fund	22.13%	10.46%	11.04%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 3,788,837,987
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 33,490,380
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,788,837,987
Total number of portfolio holdings	26
Total advisory fees paid, net	$33,490,380
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Fund Holdings (as of December 31, 2025)
The following table and graph show the investment makeup of the Fund as of December 31, 2025. Figures are expressed as percentages of the Fund’s net assets.
Top Ten Holdings
Rolls-Royce Holdings PLC	12.9%
Alphabet, Inc.	8.2%
Liberty Media Corp.-Liberty Formula One	7.2%
Universal Music Group NV	6.0%
Eurofins Scientific SE	5.7%
Capital One Financial Corp.	5.3%
Constellation Software, Inc.	5.3%
Elevance Health, Inc.	4.9%
The Charles Schwab Corp.	4.4%
Intercontinental Exchange, Inc.	4.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	12.9%
Alphabet, Inc.	8.2%
Liberty Media Corp.-Liberty Formula One	7.2%
Universal Music Group NV	6.0%
Eurofins Scientific SE	5.7%
Capital One Financial Corp.	5.3%
Constellation Software, Inc.	5.3%
Elevance Health, Inc.	4.9%
The Charles Schwab Corp.	4.4%
Intercontinental Exchange, Inc.	4.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the year ended December 31, 2025.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.